Shareholders' Capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Disclosure of shareholders' capital
Crescent Point has an unlimited number of common shares authorized for issuance.

	2022		2021
	Number of shares	Amount ($ millions)	Number of shares	Amount ($ millions)
Common shares, beginning of year	579,484,032	16,963.4	530,035,922	16,707.6
Issued on capital acquisitions	—	—	50,000,000	264.5
Issued on redemption of restricted shares	1,713,730	5.2	2,109,241	8.5
Issued on exercise of stock options	1,038,321	1.4	155,869	0.3
Common shares repurchased for cancellation	(31,347,100)	(294.2)	(2,817,000)	(17.5)
Common shares, end of year	550,888,983	16,675.8	579,484,032	16,963.4
Cumulative share issue costs, net of tax	—	(256.5)	—	(256.5)
Total shareholders’ capital, end of year	550,888,983	16,419.3	579,484,032	16,706.9